Long-Term Debt (Schedule of Long-Term Debt) (Details) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Debt Instrument [Line Items]
Capital Lease Obligations		$ 65	$ 62
Total Long-Term Debt and Capital Lease Obligations	$ 1,052	65
Less: Current Installments	(3)	(3)
Total Long-Term Debt and Capital Lease Obligations, Less Current Installments	1,049	62
Unsecured Debt [Member] | 5.2% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
5.2% Senior Notes due 2025	1,000	1,000
Less: Unamortized Discount and Debt Issuance Costs Related to Senior Notes	(7)
Carrying Value of Senior Notes	993
Capital Lease Obligations [Member]
Debt Instrument [Line Items]
Capital Lease Obligations	$ 59	$ 65